UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Citigroup, Inc.	3.4
Pfizer, Inc.	3.2
General Electric Co.	3.2
Microsoft Corp.	3.1
American International Group, Inc.	2.5
15.4
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	19.4
Financials	16.4
Consumer Discretionary	16.1
Health Care	13.6
Industrials	11.4
Asset Allocation as of June 30, 2004
% of fund's net assets *
Stocks	97.9%
Short-Term Investments and Net Other Assets	2.1%

* Foreign investments 5.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.8%
Harley-Davidson, Inc.	89,500	$ 5,543,630
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	47,800	2,246,600
Hilton Hotels Corp.	226,370	4,224,064
McDonald's Corp.	95,200	2,475,200
Royal Caribbean Cruises Ltd.	23,500	1,020,135
Starwood Hotels & Resorts Worldwide, Inc. unit	77,700	3,484,845
		13,450,844
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	47,700	2,594,880
Media - 8.6%
Clear Channel Communications, Inc.	65,600	2,423,920
Comcast Corp. Class A (special) (a)	52,508	1,449,746
Dow Jones & Co., Inc.	11,900	536,690
Fox Entertainment Group, Inc. Class A (a)	255,300	6,816,510
Lamar Advertising Co. Class A (a)	53,500	2,319,225
McGraw-Hill Companies, Inc.	35,700	2,733,549
Meredith Corp.	41,800	2,297,328
News Corp. Ltd. ADR	294,600	10,434,732
Omnicom Group, Inc.	77,700	5,896,653
The DIRECTV Group, Inc. (a)	77,500	1,325,250
Time Warner, Inc. (a)	362,200	6,367,476
Univision Communications, Inc. Class A (a)	261,700	8,356,081
Viacom, Inc. Class B (non-vtg.)	284,820	10,173,770
Walt Disney Co.	112,900	2,877,821
		64,008,751
Multiline Retail - 1.0%
Kohl's Corp. (a)	47,700	2,016,756
Nordstrom, Inc.	95,000	4,047,950
Target Corp.	35,700	1,516,179
		7,580,885
Specialty Retail - 2.5%
Best Buy Co., Inc.	47,800	2,425,372
Home Depot, Inc.	212,000	7,462,400
Lowe's Companies, Inc.	18,800	987,940
Staples, Inc.	250,400	7,339,224
		18,214,936
Textiles Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	53,600	2,422,184
NIKE, Inc. Class B	23,900	1,810,425
Polo Ralph Lauren Corp. Class A	65,200	2,246,140
Warnaco Group, Inc. (a)	53,800	1,144,326
		7,623,075
TOTAL CONSUMER DISCRETIONARY		119,017,001

	Shares	Value (Note 1)
CONSUMER STAPLES - 11.2%
Beverages - 2.3%
PepsiCo, Inc.	112,900	$ 6,083,052
The Coca-Cola Co.	213,000	10,752,240
		16,835,292
Food & Staples Retailing - 2.9%
Albertsons, Inc.	71,700	1,902,918
CVS Corp.	71,600	3,008,632
Safeway, Inc. (a)	41,600	1,054,144
Sysco Corp.	23,800	853,706
Wal-Mart Stores, Inc.	275,100	14,514,276
		21,333,676
Food Products - 2.4%
Archer-Daniels-Midland Co.	144,000	2,416,320
Bunge Ltd.	77,200	3,006,168
Dean Foods Co. (a)	113,000	4,216,030
Hershey Foods Corp.	118,800	5,496,876
Kellogg Co.	23,800	996,030
The J.M. Smucker Co.	42,378	1,945,574
		18,076,998
Household Products - 1.1%
Clorox Co.	53,800	2,893,364
Colgate-Palmolive Co.	70,500	4,120,725
Procter & Gamble Co.	21,640	1,178,082
		8,192,171
Personal Products - 2.2%
Avon Products, Inc.	31,044	1,432,370
Gillette Co.	353,270	14,978,648
		16,411,018
Tobacco - 0.3%
Altria Group, Inc.	47,520	2,378,376
TOTAL CONSUMER STAPLES		83,227,531
ENERGY - 5.0%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	65,700	2,473,605
Halliburton Co.	23,900	723,214
Schlumberger Ltd. (NY Shares)	125,100	7,945,101
		11,141,920
Oil & Gas - 3.5%
BP PLC sponsored ADR	146,790	7,863,540
Exxon Mobil Corp.	387,800	17,222,198
Valero Energy Corp.	11,900	877,744
		25,963,482
TOTAL ENERGY		37,105,402
FINANCIALS - 16.4%
Capital Markets - 4.2%
Charles Schwab Corp.	67,300	646,753
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	322,500	$ 3,595,875
Goldman Sachs Group, Inc.	47,500	4,472,600
Lehman Brothers Holdings, Inc.	22,700	1,708,175
Merrill Lynch & Co., Inc.	173,200	9,349,336
Morgan Stanley	220,900	11,656,893
		31,429,632
Commercial Banks - 3.1%
Bank of America Corp.	215,200	18,210,224
Wells Fargo & Co.	77,700	4,446,771
		22,656,995
Consumer Finance - 2.0%
American Express Co.	283,600	14,571,368
Diversified Financial Services - 3.4%
Citigroup, Inc.	548,507	25,505,575
Insurance - 2.9%
AFLAC, Inc.	35,700	1,456,917
American International Group, Inc.	258,662	18,437,427
MetLife, Inc.	41,700	1,494,945
		21,389,289
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	78,100	5,573,216
TOTAL FINANCIALS		121,126,075
HEALTH CARE - 13.6%
Biotechnology - 1.2%
Celgene Corp. (a)	27,900	1,597,554
Genentech, Inc. (a)	95,600	5,372,720
Genzyme Corp. - General Division (a)	11,900	563,227
OSI Pharmaceuticals, Inc. (a)	19,000	1,338,360
		8,871,861
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	65,500	5,151,575
Bausch & Lomb, Inc.	53,600	3,487,752
Becton, Dickinson & Co.	91,700	4,750,060
Boston Scientific Corp. (a)	35,700	1,527,960
C.R. Bard, Inc.	47,600	2,696,540
Dade Behring Holdings, Inc. (a)	47,500	2,257,200
Guidant Corp.	23,900	1,335,532
Medtronic, Inc.	85,200	4,150,944
St. Jude Medical, Inc. (a)	42,830	3,240,090
		28,597,653
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	53,105	3,720,005
UnitedHealth Group, Inc.	77,700	4,836,825
WebMD Corp. (a)	217,300	2,025,236
Wellcare Group, Inc.	500	8,500
		10,590,566

	Shares	Value (Note 1)
Pharmaceuticals - 7.1%
Abbott Laboratories	95,630	$ 3,897,879
Eli Lilly & Co.	35,800	2,502,778
Johnson & Johnson	151,000	8,410,700
Merck & Co., Inc.	124,900	5,932,750
Pfizer, Inc.	684,593	23,467,848
Schering-Plough Corp.	196,500	3,631,320
Wyeth	139,000	5,026,240
		52,869,515
TOTAL HEALTH CARE		100,929,595
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	179,100	6,560,433
Lockheed Martin Corp.	35,800	1,864,464
Northrop Grumman Corp.	53,800	2,889,060
The Boeing Co.	100,800	5,149,872
		16,463,829
Air Freight & Logistics - 1.9%
FedEx Corp.	95,400	7,793,226
United Parcel Service, Inc. Class B	83,500	6,276,695
		14,069,921
Airlines - 0.4%
Southwest Airlines Co.	183,950	3,084,842
Commercial Services & Supplies - 0.4%
Manpower, Inc.	23,800	1,208,326
Monster Worldwide, Inc. (a)	62,700	1,612,644
		2,820,970
Construction & Engineering - 0.4%
Fluor Corp.	59,500	2,836,365
Industrial Conglomerates - 5.4%
3M Co.	90,300	8,127,903
General Electric Co.	719,350	23,306,940
Tyco International Ltd.	255,500	8,467,270
		39,902,113
Machinery - 0.7%
Caterpillar, Inc.	11,700	929,448
Danaher Corp.	14,000	725,900
Deere & Co.	47,600	3,338,664
		4,994,012
TOTAL INDUSTRIALS		84,172,052
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	624,860	14,809,182
Juniper Networks, Inc. (a)	304,100	7,471,737
Motorola, Inc.	267,500	4,881,875
QUALCOMM, Inc.	83,600	6,101,128
Sonus Networks, Inc. (a)	247,900	1,184,962
		34,448,884
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.1%
Dell, Inc. (a)	150,300	$ 5,383,746
Diebold, Inc.	89,100	4,710,717
EMC Corp. (a)	190,700	2,173,980
International Business Machines Corp.	41,700	3,675,855
Network Appliance, Inc. (a)	328,100	7,063,993
		23,008,291
Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	267,300	9,711,009
IT Services - 0.4%
Paychex, Inc.	84,266	2,854,932
Office Electronics - 0.4%
Xerox Corp. (a)	184,300	2,672,350
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	121,500	5,720,220
Applied Materials, Inc. (a)	47,600	933,912
Intel Corp.	378,010	10,433,076
KLA-Tencor Corp. (a)	16,300	804,894
Lam Research Corp. (a)	45,600	1,222,080
National Semiconductor Corp. (a)	321,600	7,071,984
Teradyne, Inc. (a)	41,700	946,590
Texas Instruments, Inc.	191,200	4,623,216
Xilinx, Inc.	92,900	3,094,499
		34,850,471
Software - 4.9%
Microsoft Corp.	795,320	22,714,339
Novell, Inc. (a)	53,800	451,382
Oracle Corp. (a)	173,000	2,063,890
Red Hat, Inc. (a)	105,699	2,427,906
Symantec Corp. (a)	101,383	4,438,548
VERITAS Software Corp. (a)	150,488	4,168,518
		36,264,583
TOTAL INFORMATION TECHNOLOGY		143,810,520
MATERIALS - 2.4%
Chemicals - 2.0%
Dow Chemical Co.	169,300	6,890,510
International Flavors & Fragrances, Inc.	17,900	669,460
Monsanto Co.	41,600	1,601,600
Praxair, Inc.	143,300	5,719,103
		14,880,673
Metals & Mining - 0.1%
Alcoa, Inc.	23,700	782,811
Paper & Forest Products - 0.3%
International Paper Co.	47,600	2,127,720
TOTAL MATERIALS		17,791,204

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
BellSouth Corp.	35,500	$ 930,810
SBC Communications, Inc.	270,560	6,561,080
Verizon Communications, Inc.	210,800	7,628,852
		15,120,742
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	41,600	1,109,056
SpectraSite, Inc. (a)	40,900	1,767,698
		2,876,754
TOTAL TELECOMMUNICATION SERVICES		17,997,496
TOTAL COMMON STOCKS (Cost $602,142,869)		725,176,876
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.16% (b) (Cost $12,875,320)	12,875,320	12,875,320
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $615,018,189)	738,052,196
NET OTHER ASSETS - 0.4%	3,067,953
NET ASSETS - 100%	$ 741,120,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $297,534,470 and $306,441,026, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,093 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $277,246,000 of which $11,753,000, $149,878,000 and $115,615,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $615,018,189) - See accompanying schedule		$ 738,052,196
Receivable for investments sold		5,350,279
Receivable for fund shares sold		45,012
Dividends receivable		545,598
Interest receivable		13,949
Prepaid expenses		1,699
Other receivables		50,106
Total assets		744,058,839

Liabilities
Payable to custodian bank	$ 5,590
Payable for investments purchased	1,394,152
Payable for fund shares redeemed	1,054,735
Accrued management fee	354,363
Distribution fees payable	30,327
Other affiliated payables	64,118
Other payables and accrued expenses	35,405
Total liabilities		2,938,690

Net Assets		$ 741,120,149
Net Assets consist of:
Paid in capital		$ 883,737,339
Undistributed net investment income		1,756,028
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,414,749)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,041,531
Net Assets		$ 741,120,149
Initial Class: Net Asset Value, offering price and redemption price per share ($463,957,156 ÷ 30,512,996 shares)		$ 15.21
Service Class: Net Asset Value, offering price and redemption price per share ($218,543,676 ÷ 14,378,075 shares)		$ 15.20
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,619,317 ÷ 3,875,404 shares)		$ 15.13

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 4,570,178
Interest		163,801
Security lending		10,172
Total income		4,744,151

Expenses
Management fee	$ 2,201,800
Transfer agent fees	260,305
Distribution fees	185,990
Accounting and security lending fees	142,345
Non-interested trustees' compensation	1,836
Custodian fees and expenses	14,372
Audit	21,250
Legal	935
Miscellaneous	27,494
Total expenses before reductions	2,856,327
Expense reductions	(67,845)	2,788,482
Net investment income (loss)		1,955,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,610,642
Foreign currency transactions	1,269
Futures contracts	1,324,924
Total net realized gain (loss)		14,936,835
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,251,243)
Assets and liabilities in foreign currencies	(2,317)
Futures contracts	(853,313)
Total change in net unrealized appreciation (depreciation)		(7,106,873)
Net gain (loss)		7,829,962
Net increase (decrease) in net assets resulting from operations		$ 9,785,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,955,669	$ 3,979,285
Net realized gain (loss)	14,936,835	18,204,829
Change in net unrealized appreciation (depreciation)	(7,106,873)	154,484,695
Net increase (decrease) in net assets resulting from operations	9,785,631	176,668,809
Distributions to shareholders from net investment income	(3,865,122)	(4,842,328)
Share transactions - net increase (decrease)	(40,299,015)	(29,607,058)
Total increase (decrease) in net assets	(34,378,506)	142,219,423

Net Assets
Beginning of period	775,498,655	633,279,232
End of period (including undistributed net investment income of $1,756,028 and undistributed net investment income of $3,663,993, respectively)	$ 741,120,149	$ 775,498,655
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,675,863	626,797	529,286
Reinvested	170,805	67,879	13,011
Redeemed	(3,894,591)	(1,231,415)	(680,023)
Net increase (decrease)	(2,047,923)	(536,739)	(137,726)

Dollars Sold	$ 25,593,351	$ 9,521,663	$ 7,947,026
Reinvested	2,623,558	1,042,625	198,939
Redeemed	(58,494,260)	(18,564,309)	(10,167,608)
Net increase (decrease)	$ (30,277,351)	$ (8,000,021)	$ (2,021,643)

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,861,113	1,609,284	1,388,002
Reinvested	309,123	114,933	19,452
Redeemed	(7,052,265)	(2,906,117)	(959,886)
Net increase (decrease)	(1,882,029)	(1,181,900)	447,568

Dollars Sold	$ 63,883,410	$ 21,117,379	$ 18,018,110
Reinvested	3,375,625	1,255,069	211,634
Redeemed	(88,846,190)	(36,517,831)	(12,104,264)
Net increase (decrease)	$ (21,587,155)	$ (14,145,383)	$ 6,125,480

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,623,558	$ 1,042,625	$ 198,939

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,375,625	$ 1,255,069	$ 211,634

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15	$ 22.88
Income from Investment Operations
Net investment income (loss)E	.04	.08	.09	.12	.06	.27
Net realized and unrealized gain (loss)	.18	3.38	(3.37)	(2.67)	(3.77)	.66
Total from investment operations	.22	3.46	(3.28)	(2.55)	(3.71)	.93
Distributions from net investment income	(.08)	(.10)	(.14)	(.06)	(.29)	(.23)
Distributions from net realized gain	-	-	-	-	(1.41)	(.43)
Total distributions	(.08)	(.10)	(.14)	(.06)	(1.70)	(.66)
Net asset value, end of period	$ 15.21	$ 15.07	$ 11.71	$ 15.13	$ 17.74	$ 23.15
Total ReturnB,C,D	1.45%	29.87%	(21.84)%	(14.42)%	(17.07)%	4.27%
Ratios to Average Net AssetsF
Expenses before expense reductions	.70%A	.72%	.70%	.69%	.68%	.69%
Expenses net of voluntary waivers, if any	.70%A	.72%	.70%	.69%	.68%	.69%
Expenses net of all reductions	.68%A	.70%	.66%	.67%	.66%	.68%
Net investment income (loss)	.56%A	.64%	.68%	.79%	.31%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 463,957	$ 490,710	$ 403,476	$ 652,493	$ 951,875	$ 1,541,587
Portfolio turnover rate	82%A	62%	60%	89%	117%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12	$ 22.86
Income from Investment Operations
Net investment income (loss)E	.03	.07	.08	.11	.04	.25
Net realized and unrealized gain (loss)	.18	3.37	(3.37)	(2.67)	(3.76)	.66
Total from investment operations	.21	3.44	(3.29)	(2.56)	(3.72)	.91
Distributions from net investment income	(.07)	(.08)	(.12)	(.04)	(.28)	(.22)
Distributions from net realized gain	-	-	-	-	(1.41)	(.43)
Total distributions	(.07)	(.08)	(.12)	(.04)	(1.69)	(.65)
Net asset value, end of period	$ 15.20	$ 15.06	$ 11.70	$ 15.11	$ 17.71	$ 23.12
Total ReturnB,C,D	1.39%	29.66%	(21.92)%	(14.49)%	(17.13)%	4.18%
Ratios to Average Net AssetsF
Expenses before expense reductions	.80%A	.82%	.80%	.79%	.79%	.79%
Expenses net of voluntary waivers, if any	.80%A	.82%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.78%A	.80%	.77%	.77%	.76%	.78%
Net investment income (loss)	.46%A	.54%	.58%	.69%	.21%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,544	$ 224,660	$ 188,318	$ 278,446	$ 345,960	$ 344,778
Portfolio turnover rate	82%A	62%	60%	89%	117%	42%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 11.64	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss)E	.02	.05	.05	.08	.01
Net realized and unrealized gain (loss)	.18	3.35	(3.34)	(2.66)	(3.34)
Total from investment operations	.20	3.40	(3.29)	(2.58)	(3.33)
Distributions from net investment income	(.05)	(.06)	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	-	-	(1.41)
Total distributions	(.05)	(.06)	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 15.13	$ 14.98	$ 11.64	$ 15.04	$ 17.68
Total ReturnB,C,D	1.33%	29.40%	(22.01)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.99%	.97%	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.99%	.97%	.95%	.95%A
Expenses net of all reductions	.94%A	.96%	.94%	.93%	.93%A
Net investment income (loss)	.30%A	.37%	.41%	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,619	$ 60,129	$ 41,486	$ 44,643	$ 25,827
Portfolio turnover rate	82%A	62%	60%	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Growth Opportunities Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Opportunities Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 139,433,880	|
Unrealized depreciation	(18,265,165)
Net unrealized appreciation (depreciation)	$ 121,168,715
Cost for federal income tax purposes	$ 616,883,481

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 111,356	|
Service Class 2	74,634
	$ 185,990

Growth Opportunities Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 160,979	|
Service Class	75,315
Service Class 2	24,011
	$ 260,305

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $154,750 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $67,741 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $104.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 46% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Growth Opportunities Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0804
1.705699.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Growth Opportunities Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Growth Opportunities Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004